Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not currently grant awards of stock options, stock appreciation rights or similar option-like instruments; therefore, we do not have any policies or practices on the timing of such awards in relation to the disclosure of material nonpublic information.
Award Timing Method	We do not currently grant awards of stock options, stock appreciation rights or similar option-like instruments; therefore, we do not have any policies or practices on the timing of such awards in relation to the disclosure of material nonpublic information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not currently grant awards of stock options, stock appreciation rights or similar option-like instruments; therefore, we do not have any policies or practices on the timing of such awards in relation to the disclosure of material nonpublic information.